Notes Payable - Schedule of Future Expected Maturities of the Company’s Notes Payable (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2008
Schedule Of Future Expected Maturities Of The Company SNotes Payable Abstract
2026	$ 5,364,139		$ 36,704,913
2027	5,746,548		5,364,139
2028	6,194,706		5,746,548
2029	6,661,568		6,194,706
2030			6,661,568
Thereafter			63,343,086
Total	123,310,193		124,014,960
Less: Current maturities	(121,254,888)	$ (121,915,613)	(121,915,613)
Less: Closing costs	(2,055,305)		(2,099,347)
Total notes payable, net of current maturities, net of closing costs